Cover	Sep. 24, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2024
Entity File Number	001-41977
Entity Registrant Name	NATURE’S MIRACLE HOLDING INC
Entity Central Index Key	0001947861
Entity Tax Identification Number	88-3986430
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3281 E. Guasti Rd.
Entity Address, Address Line Two	Suite 175
Entity Address, City or Town	Ontario
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91761
City Area Code	909
Local Phone Number	218-4601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NMHI
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock, at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants to purchase Common Stock, at an exercise price of $11.50 per share
Trading Symbol	NMHIW
Security Exchange Name	NASDAQ